COMPREHENSIVE INCOME	3 Months Ended
Mar. 31, 2014
COMPREHENSIVE INCOME [Abstract]
COMPREHENSIVE INCOME

Note 12 Comprehensive Income

The tax effects of each component of other comprehensive income for the quarters ended March 31, 2014 and 2013 are as follows:

	Before-tax	Tax (Expense)	After-tax
	Amount	or Benefit	Amount
Quarter ended March 31, 2014
Unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses) arising during the period	$3,252	$(1,245)	$2,007
Reclassification adjustments for net gains included in net income	(554)	212	(342)
Net unrealized gains (losses)	$2,698	$(1,033)	$1,665
Quarter ended March 31, 2013
Unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses) arising during the period	$(2,175)	$833	$(1,342)
Reclassification adjustments for net gains included in net income	(276)	106	(170)
Net unrealized gains (losses)	$(2,451)	$939	$(1,512)

*For the quarter ended March 31, 2014, reclassification adjustment for gains included in net income reflect net gains on sale of available-for-sale debt securities and do not include gain recognized on the sale of the Fannie and Freddie Mac preferred stock as no unrealized gains or losses were recorded in Accumulated Other Comprehensive Income.